Shareholders' equity	12 Months Ended
Apr. 03, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
The authorized and issued share capital of the Company are as follows:
Authorized
The authorized share capital of the Company consists of an unlimited number of subordinate voting shares without par value, an unlimited number of multiple voting shares without par value, and an unlimited number of preferred shares without par value, issuable in series.
Issued
Multiple voting shares - Holders of the multiple voting shares are entitled to 10 votes per multiple voting share. Multiple voting shares are convertible at any time at the option of the holder into one subordinate voting share. The multiple voting shares will automatically be converted into subordinate voting shares when they cease to be owned by one of the principal shareholders. In addition, the multiple voting shares of either of the principal shareholders will automatically be converted to subordinate voting shares at such time as the beneficial ownership of that shareholder falls below 15% of the outstanding subordinate voting shares and multiple voting shares outstanding, or additionally, in the case of DTR, when the current Chairman and Chief Executive Officer no longer serves as a director of the Company or in a senior management position.
Subordinate voting shares - Holders of the subordinate voting shares are entitled to one vote per subordinate voting share.
The rights of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. Subject to the prior rights of any preferred shares, the holders of subordinate and multiple voting shares participate equally in any dividends declared and share equally in any distribution of assets on liquidation, dissolution, or winding up.
Share capital transactions for the year ended April 3, 2022
Normal course issuer bid
The Board of Directors has authorized the Company to initiate a normal course issuer bid ("NCIB"), in accordance with the requirements of the Toronto Stock Exchange, to purchase up to 5,943,239 subordinate voting shares over the 12-month period from August 20, 2021 to August 19, 2022. Purchased subordinate voting shares will be cancelled.
Further, the Board of Directors has authorized the Company to initiate an automatic share purchase plan ("ASPP") under which a designated broker may purchase subordinate voting shares under the NCIB during the regularly scheduled quarterly trading blackout period. The repurchases made under the ASPP will be made in accordance with certain purchasing parameters and will continue until the earlier of the date in which the Company has acquired the maximum limit of subordinate voting shares pursuant to the ASPP or upon the date of expiry of the NCIB.
During the year ended April 3, 2022, the Company purchased 5,636,763 subordinate voting shares for cancellation for total cash consideration of $253.2m. The amount to purchase the subordinate voting shares has been charged to share capital, with the remaining $241.3m charged to retained earnings.
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5
Purchase of subordinate voting shares	—	—	(5,636,763)	(11.9)	(5,636,763)	(11.9)
Exercise of stock options	—	—	342,148	9.9	342,148	9.9
Settlement of RSUs	—	—	49,968	—	49,968	—
April 3, 2022	51,004,076	1.4	54,190,432	117.1	105,194,508	118.5
Share capital transactions for the year ended March 28, 2021
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 29, 2020	51,004,076	1.4	58,999,182	113.3	110,003,258	114.7
Exercise of stock options	—	—	422,511	5.8	422,511	5.8
Settlement of RSUs	—	—	13,386	—	13,386	—
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5
Share capital transactions for the year ended March 29, 2020
Normal course issuer bid
The Board of Directors authorized the Company to initiate a NCIB, in accordance with the requirements of the Toronto Stock Exchange, to purchase up to 1,600,000 subordinate voting shares over the 12-month period from May 31, 2019 to May 30, 2020. Purchased subordinate voting shares will be cancelled.
During the year ended March 29, 2020, the Company purchased 853,500 shares for cancellation at an average price per share of $45.35 for total cash consideration of $38.7m. The amount paid to purchase subordinate voting shares has been charged to share capital at the average share capital amount per share outstanding of $1.6m, with the remaining $37.1m charged to retained earnings.
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2019	51,004,076	1.4	59,106,998	111.2	110,111,074	112.6
Purchase of subordinate voting shares	—	—	(853,500)	(38.7)	(853,500)	(38.7)
Exercise of purchase price over average share capital amount	—	—	—	37.1	—	37.1
Exercise of stock options	—	—	742,134	3.7	742,134	3.7
Settlement of RSUs	—	—	3,550	—	3,550	—
March 29, 2020	51,004,076	1.4	58,999,182	113.3	110,003,258	114.7